GEOGRAPHICAL INFORMATION (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
Property and equipment, net	$ 37,418	$ 34,416
Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	37,418	34,416
Israel | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	31,987	30,260
United States | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	4,008	3,171
Rest of the world | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	$ 1,423	$ 985